Financial instruments (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 3,500		$ 4,500
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	(8.90%)	(8.90%)
Borrowings, interest rate basis	2.5	2.5
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ (1,387)		₨ 2,206
Gain loss on derivative financial instruments	(1,387)		2,206
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	25,263		16,879
Gain loss on derivative financial instruments	25,263		16,879
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	0		0
Gain loss on derivative financial instruments	₨ 0		₨ 0